Fair Value Measurements (Details) - EBP 061 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Master trust investments at fair value	$ 244,610	$ 228,820
Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	16,857,006	15,633,706
Registered investment companies | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	97,747	500,106
Equity securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	2,307,397	2,244,340
Fixed income securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	406,994	386,182
Self-directed brokerage accounts | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	459,800	368,784
Merck common stock | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	907,977	1,026,831
Common/collective trusts | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	12,677,091	11,107,463
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	4,179,915	4,526,243
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Interest bearing cash | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	73	43
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Registered investment companies | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	97,747	500,106
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Equity securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	2,307,397	2,244,340
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Fixed income securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	406,994	386,182
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	459,800	368,784
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Merck common stock | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	907,977	1,026,831
Quoted Prices In Active Markets for Identical Assets (Level 1) | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	3,772,921	4,140,061
Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest bearing cash | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	73	43
Quoted Prices In Active Markets for Identical Assets (Level 1) | Registered investment companies | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	97,747	500,106
Quoted Prices In Active Markets for Identical Assets (Level 1) | Equity securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	2,307,397	2,244,340
Quoted Prices In Active Markets for Identical Assets (Level 1) | Fixed income securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Quoted Prices In Active Markets for Identical Assets (Level 1) | Self-directed brokerage accounts | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	459,800	368,784
Quoted Prices In Active Markets for Identical Assets (Level 1) | Merck common stock | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	907,977	1,026,831
Significant Other Observable Inputs (Level 2) | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	406,994	386,182
Significant Other Observable Inputs (Level 2) | Interest bearing cash | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Registered investment companies | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Equity securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Fixed income securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	406,994	386,182
Significant Other Observable Inputs (Level 2) | Self-directed brokerage accounts | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Merck common stock | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Interest bearing cash | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Registered investment companies | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Equity securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Fixed income securities | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage accounts | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
Significant Unobservable Inputs (Level 3) | Merck common stock | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	0	0
NAV | Common/collective trusts | Master Trust
EBP, Master Trust [Line Items]
Master trust investments at fair value	$ 12,677,091	$ 11,107,463